T. ROWE PRICE Equity Index 500 Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 0.7%
AT&T  5,035,301 88,621
Verizon Communications  2,959,984 124,201
212,822
Entertainment 1.3%
Electronic Arts  170,997 22,686
Live Nation Entertainment (1) 99,001 10,471
Netflix (1) 304,577 184,979
Take-Two Interactive Software (1) 111,248 16,519
Walt Disney  1,291,189 157,990
Warner Bros Discovery (1) 1,549,811 13,530
406,175
Interactive Media & Services 6.1%
Alphabet, Class A (1) 4,145,856 625,734
Alphabet, Class C (1) 3,470,497 528,418
Match Group (1) 191,096 6,933
Meta Platforms, Class A  1,547,726 751,545
1,912,630
Media 0.6%
Charter Communications, Class A (1) 70,278 20,425
Comcast, Class A  2,789,695 120,933
Fox, Class A  172,282 5,387
Fox, Class B  92,057 2,635
Interpublic Group  267,225 8,720
News, Class A  267,999 7,016
News, Class B (2) 79,557 2,153
Omnicom Group  138,188 13,371
Paramount Global, Class B  337,076 3,967
184,607
Wireless Telecommunication Services 0.2%
T-Mobile U.S.  366,616 59,839
59,839
Total Communication Services 2,776,073
CONSUMER DISCRETIONARY 10.3%
Automobile Components 0.1%
Aptiv (1) 197,552 15,735
BorgWarner  168,622 5,858
21,593

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles 1.3%
Ford Motor  2,762,341 36,684
General Motors  810,426 36,753
Tesla (1) 1,949,402 342,685
416,122
Broadline Retail 3.8%
Amazon.com (1) 6,432,193 1,160,239
eBay  365,544 19,294
Etsy (1) 84,115 5,780
1,185,313
Distributors 0.1%
Genuine Parts  97,895 15,167
LKQ  186,721 9,973
Pool  27,233 10,988
36,128
Hotels, Restaurants & Leisure 2.0%
Airbnb, Class A (1) 306,932 50,631
Booking Holdings  24,571 89,141
Caesars Entertainment (1) 151,851 6,642
Carnival (1) 706,036 11,537
Chipotle Mexican Grill (1) 19,275 56,028
Darden Restaurants  84,008 14,042
Domino's Pizza  24,345 12,097
Expedia Group (1) 94,069 12,958
Hilton Worldwide Holdings  177,042 37,765
Las Vegas Sands  257,731 13,325
Marriott International, Class A  172,931 43,632
McDonald's  510,587 143,960
MGM Resorts International (1) 193,734 9,146
Norwegian Cruise Line Holdings (1)(2) 302,698 6,335
Royal Caribbean Cruises (1) 164,675 22,891
Starbucks  795,258 72,679
Wynn Resorts  66,930 6,842
Yum! Brands  196,965 27,309
636,960
Household Durables 0.4%
DR Horton  210,940 34,710
Garmin  106,875 15,910
Lennar, Class A  175,774 30,230
Mohawk Industries (1) 37,869 4,957
NVR (1) 2,238 18,128
PulteGroup  151,881 18,320
122,255

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leisure Products 0.0%
Hasbro  93,009 5,257
5,257
Specialty Retail 2.1%
AutoZone (1) 12,141 38,264
Bath & Body Works  158,542 7,930
Best Buy  135,180 11,089
CarMax (1)(2) 111,948 9,752
Home Depot  700,352 268,655
Lowe's  405,176 103,211
O'Reilly Automotive (1) 41,474 46,819
Ross Stores  237,883 34,912
TJX  803,276 81,468
Tractor Supply  75,511 19,763
Ulta Beauty (1) 34,383 17,978
639,841
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor (1) 17,976 16,920
Lululemon Athletica (1) 80,889 31,599
NIKE, Class B  859,355 80,762
Ralph Lauren  27,665 5,195
Tapestry  159,762 7,586
VF  233,193 3,577
145,639
Total Consumer Discretionary 3,209,108
CONSUMER STAPLES 5.9%
Beverages 1.4%
Brown-Forman, Class B  129,180 6,668
Coca-Cola  2,739,101 167,578
Constellation Brands, Class A  113,565 30,862
Keurig Dr Pepper  727,772 22,321
Molson Coors Beverage, Class B  129,176 8,687
Monster Beverage (1) 519,038 30,769
PepsiCo  967,400 169,305
436,190
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  312,266 228,775
Dollar General  154,604 24,127
Dollar Tree (1) 145,992 19,439
Kroger  467,454 26,706
Sysco  354,272 28,760
Target  324,185 57,449
Walgreens Boots Alliance  500,541 10,857

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  3,012,993 181,292
577,405
Food Products 0.8%
Archer-Daniels-Midland  372,578 23,402
Bunge Global  102,827 10,542
Campbell Soup  140,043 6,225
Conagra Brands  333,567 9,887
General Mills  398,579 27,889
Hershey  104,701 20,364
Hormel Foods  204,555 7,137
J M Smucker  74,066 9,323
Kellanova  186,267 10,671
Kraft Heinz  556,923 20,550
Lamb Weston Holdings  101,164 10,777
McCormick  175,423 13,474
Mondelez International, Class A  945,731 66,201
Tyson Foods, Class A  199,087 11,692
248,134
Household Products 1.2%
Church & Dwight  172,081 17,950
Clorox  86,572 13,255
Colgate-Palmolive  578,249 52,071
Kimberly-Clark  237,448 30,714
Procter & Gamble  1,655,778 268,650
382,640
Personal Care Products 0.2%
Estee Lauder, Class A  164,130 25,300
Kenvue  1,217,834 26,135
51,435
Tobacco 0.5%
Altria Group  1,242,093 54,180
Philip Morris International  1,093,181 100,157
154,337
Total Consumer Staples 1,850,141
ENERGY 3.9%
Energy Equipment & Services 0.3%
Baker Hughes  702,921 23,548
Halliburton  625,300 24,649
Schlumberger  1,003,191 54,985
103,182
Oil, Gas & Consumable Fuels 3.6%
APA  254,895 8,763
Chevron  1,220,706 192,554

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ConocoPhillips  827,592 105,336
Coterra Energy  529,959 14,775
Devon Energy  447,520 22,457
Diamondback Energy  126,500 25,068
EOG Resources  409,552 52,357
EQT  291,138 10,792
Exxon Mobil  2,794,155 324,793
Hess  194,235 29,648
Kinder Morgan  1,366,450 25,061
Marathon Oil  414,072 11,735
Marathon Petroleum  258,428 52,073
Occidental Petroleum  463,940 30,151
ONEOK  409,294 32,813
Phillips 66  301,959 49,322
Pioneer Natural Resources  163,881 43,019
Targa Resources  155,682 17,435
Valero Energy  240,064 40,977
Williams  854,706 33,308
1,122,437
Total Energy 1,225,619
FINANCIALS 13.1%
Banks 3.3%
Bank of America  4,846,383 183,775
Citigroup  1,343,793 84,981
Citizens Financial Group  329,370 11,953
Comerica  92,436 5,083
Fifth Third Bancorp  479,154 17,829
Huntington Bancshares  1,011,035 14,104
JPMorgan Chase  2,034,085 407,427
KeyCorp  659,765 10,431
M&T Bank  116,770 16,983
PNC Financial Services Group  279,789 45,214
Regions Financial  649,322 13,662
Truist Financial  936,914 36,521
U.S. Bancorp  1,093,526 48,880
Wells Fargo  2,533,345 146,833
1,043,676
Capital Markets 2.8%
Ameriprise Financial  71,104 31,175
Bank of New York Mellon  540,348 31,135
BlackRock  98,181 81,853
Blackstone  505,039 66,347
Cboe Global Markets  73,706 13,542
Charles Schwab  1,044,970 75,593

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CME Group  252,803 54,426
FactSet Research Systems  26,521 12,051
Franklin Resources  217,894 6,125
Goldman Sachs Group  229,645 95,920
Intercontinental Exchange  401,935 55,238
Invesco  320,852 5,323
MarketAxess Holdings  26,555 5,822
Moody's  110,540 43,446
Morgan Stanley  879,987 82,860
MSCI  55,565 31,141
Nasdaq  265,643 16,762
Northern Trust  144,531 12,852
Raymond James Financial  131,231 16,853
S&P Global  225,705 96,026
State Street  217,354 16,806
T. Rowe Price Group (3) 156,079 19,029
870,325
Consumer Finance 0.5%
American Express  404,200 92,032
Capital One Financial  267,531 39,833
Discover Financial Services  174,652 22,895
Synchrony Financial  291,366 12,564
167,324
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 1,279,800 538,181
Corpay (1) 50,909 15,707
Fidelity National Information Services  416,335 30,884
Fiserv (1) 421,444 67,355
Global Payments  183,978 24,591
Jack Henry & Associates  51,546 8,955
Mastercard, Class A  580,548 279,575
PayPal Holdings (1) 757,234 50,727
Visa, Class A  1,112,864 310,578
1,326,553
Insurance 2.2%
Aflac  375,249 32,219
Allstate  183,865 31,811
American International Group  494,953 38,691
Aon, Class A  140,622 46,928
Arch Capital Group (1) 263,726 24,379
Arthur J Gallagher  152,857 38,220
Assurant  37,315 7,024
Brown & Brown  166,725 14,595
Chubb  286,463 74,231

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cincinnati Financial  109,543 13,602
Everest Group  30,295 12,042
Globe Life  59,735 6,951
Hartford Financial Services Group  211,551 21,800
Loews  127,746 10,001
Marsh & McLennan  346,211 71,313
MetLife  436,837 32,374
Principal Financial Group  154,956 13,374
Progressive  412,204 85,252
Prudential Financial  253,662 29,780
Travelers  160,444 36,925
W R Berkley  142,200 12,576
Willis Towers Watson  72,620 19,971
674,059
Total Financials 4,081,937
HEALTH CARE 12.3%
Biotechnology 1.9%
AbbVie  1,242,481 226,256
Amgen  376,708 107,106
Biogen (1) 101,236 21,829
Gilead Sciences  874,959 64,091
Incyte (1) 132,221 7,533
Moderna (1) 234,314 24,968
Regeneron Pharmaceuticals (1) 74,204 71,421
Vertex Pharmaceuticals (1) 180,925 75,628
598,832
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  1,222,315 138,928
Align Technology (1) 49,731 16,308
Baxter International  354,232 15,140
Becton Dickinson & Company  203,741 50,416
Boston Scientific (1) 1,028,122 70,416
Cooper  138,314 14,033
DENTSPLY SIRONA  151,853 5,040
Dexcom (1) 271,448 37,650
Edwards Lifesciences (1) 426,034 40,712
GE HealthCare Technologies  298,183 27,108
Hologic (1) 171,012 13,332
IDEXX Laboratories (1) 58,379 31,521
Insulet (1) 49,432 8,473
Intuitive Surgical (1) 248,096 99,013
Medtronic  934,184 81,414
ResMed  103,477 20,491
STERIS  68,995 15,511

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  238,141 85,223
Teleflex  33,229 7,515
Zimmer Biomet Holdings  147,186 19,426
797,670
Health Care Providers & Services 2.6%
Cardinal Health  173,444 19,408
Cencora  117,140 28,464
Centene (1) 375,327 29,456
Cigna Group  205,464 74,622
CVS Health  883,905 70,500
DaVita (1) 38,974 5,380
Elevance Health  165,470 85,803
HCA Healthcare  138,823 46,302
Henry Schein (1) 91,058 6,877
Humana  86,320 29,929
Laboratory Corp. of America Holdings  59,892 13,084
McKesson  93,313 50,095
Molina Healthcare (1) 40,713 16,726
Quest Diagnostics  78,736 10,481
UnitedHealth Group  650,740 321,921
Universal Health Services, Class B  42,538 7,761
816,809
Life Sciences Tools & Services 1.4%
Agilent Technologies  206,475 30,044
Bio-Rad Laboratories, Class A (1) 14,601 5,050
Bio-Techne  111,502 7,849
Charles River Laboratories International (1) 35,682 9,668
Danaher  463,019 115,625
Illumina (1) 110,899 15,229
IQVIA Holdings (1) 128,651 32,534
Mettler-Toledo International (1) 15,287 20,351
Revvity  86,114 9,042
Thermo Fisher Scientific  271,994 158,086
Waters (1) 41,283 14,211
West Pharmaceutical Services  51,681 20,451
438,140
Pharmaceuticals 3.8%
Bristol-Myers Squibb  1,428,685 77,478
Catalent (1) 128,066 7,229
Eli Lilly  560,952 436,398
Johnson & Johnson  1,693,853 267,951
Merck  1,783,325 235,310
Pfizer  3,975,725 110,326
Viatris  837,782 10,003

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  322,385 54,551
1,199,246
Total Health Care 3,850,697
INDUSTRIALS & BUSINESS SERVICES 8.9%
Aerospace & Defense 1.5%
Axon Enterprise (1) 49,177 15,387
Boeing (1) 402,705 77,718
General Dynamics  160,021 45,204
Howmet Aerospace  273,167 18,693
Huntington Ingalls Industries  28,185 8,215
L3Harris Technologies  133,177 28,380
Lockheed Martin  151,052 68,709
Northrop Grumman  99,551 47,651
RTX  932,023 90,900
Textron  136,832 13,126
TransDigm Group  39,256 48,348
462,331
Air Freight & Logistics 0.4%
CH Robinson Worldwide  82,991 6,319
Expeditors International of Washington  102,580 12,471
FedEx  162,473 47,075
United Parcel Service, Class B  507,820 75,477
141,342
Building Products 0.5%
A.O. Smith  85,654 7,663
Allegion  62,182 8,376
Builders FirstSource (1) 86,170 17,971
Carrier Global  589,469 34,266
Johnson Controls International  478,031 31,225
Masco  156,696 12,360
Trane Technologies  160,413 48,156
160,017
Commercial Services & Supplies 0.6%
Cintas  60,814 41,781
Copart (1) 613,900 35,557
Republic Services  143,712 27,512
Rollins  195,879 9,064
Veralto  153,036 13,568
Waste Management  257,395 54,864
182,346
Construction & Engineering 0.1%
Quanta Services  102,651 26,669
26,669

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.7%
AMETEK  162,165 29,660
Eaton  281,203 87,927
Emerson Electric  402,939 45,701
Generac Holdings (1) 42,798 5,399
Hubbell  37,442 15,540
Rockwell Automation  80,116 23,340
207,567
Ground Transportation 1.1%
CSX  1,387,772 51,445
JB Hunt Transport Services  56,883 11,334
Norfolk Southern  158,835 40,482
Old Dominion Freight Line  125,740 27,576
Uber Technologies (1) 1,448,949 111,554
Union Pacific  429,369 105,595
347,986
Industrial Conglomerates 1.0%
3M  387,988 41,154
General Electric  766,156 134,484
Honeywell International  464,240 95,285
Roper Technologies  75,029 42,079
313,002
Machinery 1.8%
Caterpillar  358,133 131,231
Cummins  95,709 28,201
Deere  182,894 75,122
Dover  97,686 17,309
Fortive  245,468 21,115
IDEX  53,383 13,027
Illinois Tool Works  192,291 51,597
Ingersoll Rand  284,460 27,009
Nordson  38,335 10,524
Otis Worldwide  287,582 28,548
PACCAR  367,408 45,518
Parker-Hannifin  90,230 50,149
Pentair  116,586 9,961
Snap-on  36,840 10,913
Stanley Black & Decker  108,376 10,613
Westinghouse Air Brake Technologies  125,123 18,228
Xylem  168,396 21,764
570,829
Passenger Airlines 0.2%
American Airlines Group (1) 460,549 7,069
Delta Air Lines  449,414 21,514

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southwest Airlines  421,772 12,312
United Airlines Holdings (1) 229,625 10,994
51,889
Professional Services 0.7%
Automatic Data Processing  288,793 72,123
Broadridge Financial Solutions  82,167 16,833
Dayforce (1) 108,795 7,203
Equifax  86,503 23,141
Jacobs Solutions  87,903 13,513
Leidos Holdings  96,306 12,625
Paychex  225,899 27,741
Paycom Software  35,050 6,975
Robert Half (2) 73,817 5,852
Verisk Analytics  102,480 24,158
210,164
Trading Companies & Distributors 0.3%
Fastenal  401,497 30,971
United Rentals  47,621 34,340
WW Grainger  31,037 31,574
96,885
Total Industrials & Business Services 2,771,027
INFORMATION TECHNOLOGY 29.3%
Communications Equipment 0.8%
Arista Networks (1) 176,977 51,320
Cisco Systems  2,860,448 142,765
F5 (1) 42,534 8,064
Juniper Networks  222,459 8,244
Motorola Solutions  116,581 41,384
251,777
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  422,740 48,763
CDW  94,680 24,217
Corning  540,410 17,812
Jabil  90,693 12,149
Keysight Technologies (1) 124,039 19,397
TE Connectivity  218,369 31,716
Teledyne Technologies (1) 32,948 14,145
Trimble (1) 175,650 11,305
Zebra Technologies, Class A (1) 35,839 10,803
190,307
IT Services 1.2%
Accenture, Class A  441,313 152,964
Akamai Technologies (1) 106,248 11,556

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cognizant Technology Solutions, Class A  352,317 25,821
EPAM Systems (1) 40,281 11,124
Gartner (1) 54,782 26,113
International Business Machines  644,361 123,047
VeriSign (1) 62,018 11,753
362,378
Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices (1) 1,137,112 205,237
Analog Devices  349,900 69,207
Applied Materials  587,264 121,111
Broadcom  309,574 410,312
Enphase Energy (1) 95,309 11,531
First Solar (1) 74,583 12,590
Intel  2,976,537 131,474
KLA  95,448 66,677
Lam Research  92,529 89,898
Microchip Technology  380,112 34,100
Micron Technology  778,194 91,741
Monolithic Power Systems  33,669 22,808
NVIDIA  1,738,040 1,570,423
NXP Semiconductors  181,041 44,857
ON Semiconductor (1) 304,286 22,380
Qorvo (1) 67,895 7,796
QUALCOMM  785,648 133,010
Skyworks Solutions  112,810 12,220
Teradyne (2) 106,727 12,042
Texas Instruments  640,437 111,571
3,180,985
Software 10.5%
Adobe (1) 318,147 160,537
ANSYS (1) 60,628 21,048
Autodesk (1) 150,153 39,103
Cadence Design Systems (1) 191,047 59,469
Fair Isaac (1) 17,627 22,027
Fortinet (1) 447,809 30,590
Gen Digital  400,381 8,968
Intuit  197,077 128,100
Microsoft  5,228,425 2,199,703
Oracle  1,122,323 140,975
Palo Alto Networks (1) 221,363 62,896
PTC (1) 84,524 15,970
Salesforce  681,249 205,178
ServiceNow (1) 144,344 110,048
Synopsys (1) 107,451 61,408

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyler Technologies (1) 29,380 12,487
3,278,507
Technology Hardware, Storage & Peripherals 6.0%
Apple  10,213,827 1,751,467
Hewlett Packard Enterprise  925,116 16,402
HP  616,108 18,619
NetApp  145,776 15,302
Seagate Technology Holdings  136,554 12,706
Super Micro Computer (1) 35,338 35,693
Western Digital (1) 227,040 15,493
1,865,682
Total Information Technology 9,129,636
MATERIALS 2.4%
Chemicals 1.6%
Air Products & Chemicals  156,053 37,807
Albemarle (2) 81,902 10,790
Celanese  70,660 12,144
CF Industries Holdings  133,344 11,096
Corteva  495,200 28,558
Dow  492,845 28,550
DuPont de Nemours  302,288 23,176
Eastman Chemical  82,688 8,287
Ecolab  178,257 41,159
FMC  89,037 5,672
International Flavors & Fragrances  178,255 15,328
Linde  341,346 158,494
LyondellBasell Industries, Class A  178,975 18,306
Mosaic  229,846 7,461
PPG Industries  164,738 23,870
Sherwin-Williams  165,374 57,439
488,137
Construction Materials 0.2%
Martin Marietta Materials  43,650 26,799
Vulcan Materials  93,870 25,619
52,418
Containers & Packaging 0.2%
Amcor  1,021,087 9,710
Avery Dennison  56,215 12,550
Ball  221,449 14,917
International Paper  241,430 9,421
Packaging Corp. of America  62,555 11,872
Westrock  178,828 8,843
67,313

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.4%
Freeport-McMoRan  1,007,246 47,361
Newmont  809,825 29,024
Nucor  172,712 34,180
Steel Dynamics  107,283 15,902
126,467
Total Materials 734,335
REAL ESTATE 2.4%
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  501,681 9,407
Ventas, REIT  280,922 12,231
Welltower, REIT  388,814 36,331
57,969
Hotel & Resort Real Estate Investment Trusts 0.0%
Host Hotels & Resorts, REIT  492,291 10,181
10,181
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  650,725 84,737
84,737
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  109,454 14,110
Boston Properties, REIT  101,842 6,651
20,761
Real Estate Management & Development 0.2%
CBRE Group, Class A (1) 214,533 20,861
CoStar Group (1) 288,507 27,870
48,731
Residential Real Estate Investment Trusts 0.3%
AvalonBay Communities, REIT  99,150 18,398
Camden Property Trust, REIT  74,512 7,332
Equity Residential, REIT  242,677 15,316
Essex Property Trust, REIT  44,826 10,974
Invitation Homes, REIT  401,693 14,304
Mid-America Apartment Communities, REIT  81,501 10,724
UDR, REIT  211,123 7,898
84,946
Retail Real Estate Investment Trusts 0.3%
Federal Realty Investment Trust, REIT  51,597 5,269
Kimco Realty, REIT  464,039 9,100
Realty Income, REIT  584,315 31,611
Regency Centers, REIT  116,228 7,039

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simon Property Group, REIT  229,215 35,870
88,889
Specialized Real Estate Investment Trusts 1.0%
American Tower, REIT  327,335 64,678
Crown Castle, REIT  304,876 32,265
Digital Realty Trust, REIT  212,816 30,654
Equinix, REIT  65,966 54,444
Extra Space Storage, REIT  147,584 21,695
Iron Mountain, REIT  203,905 16,355
Public Storage, REIT  111,144 32,238
SBA Communications, REIT  75,399 16,339
VICI Properties, REIT  725,553 21,614
Weyerhaeuser, REIT  509,852 18,309
308,591
Total Real Estate 704,805
UTILITIES 2.2%
Electric Utilities 1.5%
Alliant Energy  179,889 9,066
American Electric Power  369,432 31,808
Constellation Energy  224,395 41,480
Duke Energy  541,257 52,345
Edison International  267,714 18,935
Entergy  148,819 15,727
Evergy  162,742 8,687
Eversource Energy  245,623 14,681
Exelon  703,121 26,416
FirstEnergy  360,574 13,925
NextEra Energy  1,444,838 92,340
NRG Energy  159,966 10,828
PG&E  1,497,580 25,100
Pinnacle West Capital  79,728 5,958
PPL  514,673 14,169
Southern  765,907 54,946
Xcel Energy  385,503 20,721
457,132
Gas Utilities 0.0%
Atmos Energy  107,673 12,799
12,799
Independent Power & Renewable Electricity Producers 0.0%
AES  467,109 8,375
8,375
Multi-Utilities 0.6%
Ameren  183,578 13,577

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CenterPoint Energy  440,670 12,555
CMS Energy  208,461 12,579
Consolidated Edison  241,164 21,900
Dominion Energy  587,992 28,923
DTE Energy  145,140 16,276
NiSource  288,514 7,980
Public Service Enterprise Group  348,091 23,246
Sempra  442,134 31,759
WEC Energy Group  222,278 18,253
187,048
Water Utilities 0.1%
American Water Works  137,150 16,761
16,761
Total Utilities 682,115
Total Common Stocks (Cost $9,498,488) 31,015,493
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 119,582,727 119,583
119,583
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.236%, 5/9/24 (5) 9,010,000 8,960
8,960
Total Short-Term Investments (Cost $128,544) 128,543
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 10,172,472 10,172
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 10,172
Total Securities Lending Collateral (Cost $10,172) 10,172
Total Investments in Securities 100.0%
(Cost $9,637,204) $ 31,154,208
Other Assets Less Liabilities (0.0)% (3,732)
Net Assets 100.0% $ 31,150,476

T. ROWE PRICE Equity Index 500 Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 509 S&P 500 E-Mini Index contracts 6/24 135,101 $ 2,333
Net payments (receipts) of variation margin to date (2,327)
Variation margin receivable (payable) on open futures contracts $ 6

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 87 $ 2,141 $ 194
T. Rowe Price Government Reserve Fund, 5.39% — — 1,061++
Totals $ 87# $ 2,141 $ 1,255+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Group  $ 17,190 $ — $ 302 $ 19,029
T. Rowe Price Government
Reserve Fund, 5.39% 218,349  ¤  ¤ 129,755
Total $ 148,784^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,255 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,649.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Index 500 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Equity Index 500 Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 31,015,493 $ — $ — $ 31,015,493
Short-Term Investments 119,583 8,960 — 128,543
Securities Lending Collateral 10,172 — — 10,172
Total Securities 31,145,248 8,960 — 31,154,208
Futures Contracts* 2,333 — — 2,333
Total $ 31,147,581 $ 8,960 $ — $ 31,156,541
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F50-054Q1 03/24